Equity Narrative (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Outstanding Number of Shares	47,325,438	47,325,438	47,325,438	47,147,256
Capital increase in cash number of shares	0	0	80,182
Total shareholders' capital [member]
Disclosure of classes of share capital [line items]
Tranfer share capital to share premium - correction	€ 0	€ 0	€ (69)
Capital increase in cash	€ 0	€ 0	€ 5
Par value per share	€ 0.06	€ 0.6	€ 0.06
Total share-premium [member]
Disclosure of classes of share capital [line items]
Tranfer share capital to share premium - correction	€ 0	€ 0	€ 69
Capital increase in cash	0	0	575
Equity-settled share-based payment expense	€ 820	€ 921	€ 714